UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.4%) (2)

     COMMUNICATIONS (2.2%)
             49,400  Crown Castle Intl. Corp. (3)                    1,400,490
             40,600  Vodafone Group, A.D.R.                            848,540
                                                                --------------
                                                                     2,249,030
                                                                --------------
     CONSUMER NON-DURABLES (3.0%)
             31,900  PepsiCo, Inc.                                   1,843,501
             22,400  Procter & Gamble Co.                            1,290,688
                                                                --------------
                                                                     3,134,189
                                                                --------------
     CONSUMER SERVICES (4.8%)
             19,500  Comcast Corp. (3)                                 510,120
              9,900  Harrah's Entertainment, Inc.                      771,804
             20,100  Marriott International, Inc.                    1,378,860
             24,900  News Corp.                                        413,589
             20,400  Royal Caribbean Cruises, Ltd.                     857,208
             17,100  Starbucks Corp. (3)                               643,644
             19,400  Time Warner, Inc.                                 325,726
                                                                --------------
                                                                     4,900,951
                                                                --------------
     ELECTRONIC TECHNOLOGY (11.1%)
             36,800  Analog Devices, Inc.                            1,409,072
             27,200  Applied Materials, Inc.                           476,272
             90,000  Cisco Systems, Inc. (3)                         1,950,300
             27,000  Dell Computer Corp. (3)                           803,520
            132,600  EMC Corp. (3)                                   1,807,338
             51,100  Intel Corp.                                       988,785
             19,900  Juniper Networks, Inc. (3)                        380,488
             23,600  Motorola, Inc.                                    540,676
             49,700  Nokia Corp., A.D.R.                             1,029,784
             31,200  Qualcomm, Inc.                                  1,579,032
             13,300  Texas Instruments, Inc.                           431,851
                                                                --------------
                                                                    11,397,118
                                                                --------------
     ENERGY MINERALS (10.1%)
              6,500  ConocoPhillips Co.                                410,475
             13,500  CONSOL Energy, Inc.                             1,001,160
             21,700  Murphy Oil Corp.                                1,081,094
             16,000  Occidental Petroleum Corp.                      1,482,400
             23,900  Southwestern Energy Co. (3)                       769,341
             19,500  Suncor Energy, Inc.                             1,501,890
             43,900  Valero Energy Corp.                             2,624,342
             34,066  XTO Energy, Inc.                                1,484,256
                                                                --------------
                                                                    10,354,958
                                                                --------------
     FINANCE (12.4%)
             19,100  American Express Co.                            1,003,705
             24,462  American International Group, Inc.              1,616,693
              4,900  Chubb Corp.                                       467,656
             30,000  Citigroup, Inc.                                 1,417,200
              8,900  Everest Re Group, Ltd.                            830,993
             13,500  Franklin Resources, Inc.                        1,272,240
             36,800  J.P. Morgan Chase & Co.                         1,532,352
             14,400  Prudential Financial, Inc.                      1,091,664
             13,400  The Goldman Sachs Group, Inc.                   2,103,264
             22,100  Wells Fargo Co.                                 1,411,527
                                                                --------------
                                                                    12,747,294
                                                                --------------
     HEALTH SERVICES (2.7%)
             31,100  UnitedHealth Group, Inc.                        1,737,246
             13,000  WellPoint, Inc. (3)                             1,006,590
                                                                --------------
                                                                     2,743,836
                                                                --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------

     HEALTH TECHNOLOGY (12.4%)
             15,100  Abbott Laboratories                               641,297
             24,100  Amgen, Inc. (3)                                 1,753,275
             29,800  Celgene Corp. (3)                               1,317,756
             24,050  Elan Corp., A.D.R. (3)                            347,282
             21,500  Eli Lilly and Co.                               1,188,950
             18,500  Genentech, Inc. (3)                             1,563,435
              9,400  Gilead Sciences, Inc. (3)                         584,868
             14,750  Johnson & Johnson                                 873,495
             24,600  Medtronic, Inc.                                 1,248,450
             42,225  Pfizer, Inc.                                    1,052,247
             29,900  St. Jude Medical, Inc. (3)                      1,225,900
             22,200  Teva Pharmaceutical, Ltd., A.D.R.                 914,196
                                                                --------------
                                                                    12,711,151
                                                                --------------
     INDUSTRIAL SERVICES (4.5%)
             16,300  Nabors Industries, Ltd. (3)                     1,166,754
             17,700  Noble Corp.                                     1,435,470
             16,200  Schlumberger, Ltd.                              2,050,434
                                                                --------------
                                                                     4,652,658
                                                                --------------
     NON-ENERGY MINERALS (1.3%)
              8,400  Allegheny Technologies, Inc.                      513,912
              7,100  Freeport-McMoRan Copper & Gold, Inc.              424,367
              4,800  Southern Copper Corp.                             405,504
                                                                --------------
                                                                     1,343,783
                                                                --------------
     PROCESS INDUSTRIES (2.4%)
             13,500  Air Products and Chemicals, Inc.                  907,065
             13,300  Dow Chemical Co.                                  539,980
             12,100  Monsanto Co.                                    1,025,475
                                                                --------------
                                                                     2,472,520
                                                                --------------
     PRODUCER MANUFACTURING (9.7%)
             15,000  Caterpillar, Inc.                               1,077,150
             11,100  Emerson Electronic Co.                            928,293
             14,400  General Dynamics Corp.                            921,312
             75,800  General Electric Co.                            2,636,324
             29,000  ITT Industries, Inc.                            1,630,380
              9,500  3M Co.                                            719,055
             12,700  The Boeing Co.                                    989,711
             18,300  United Technologies Corp.                       1,060,851
                                                                --------------
                                                                     9,963,076
                                                                --------------
     RETAIL TRADE (5.5%)
             17,575  Best Buy Co., Inc.                                982,970
             31,400  CVS Corp.                                         937,918
              8,000  eBay, Inc. (3)                                    312,480
             13,700  J.C. Penney Co., Inc.                             827,617
             13,100  Lowe's Companies, Inc.                            844,164
             33,300  Target Corp.                                    1,731,933
                                                                --------------
                                                                     5,637,082
                                                                --------------
     TECHNOLOGY SERVICES (7.8%)
             22,500  Adobe Systems, Inc.                               785,700
             15,000  Automatic Data Processing, Inc.                   685,200
             24,900  First Data Corp.                                1,165,818
              3,300  Google, Inc. (3)                                1,287,000
             76,900  Microsoft Corp.                                 2,092,449
             18,100  SAP AG                                            983,192
             18,936  Symantec Corp. (3)                                318,693
             21,200  Yahoo!, Inc. (3)                                  683,912
                                                                --------------
                                                                     8,001,964
                                                                --------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  Name of Issuer                           MARKET VALUE (1)
--------------------------------------------------------------------------------

     TRANSPORTATION (3.1%)
             14,800  Burlington Northern Sante Fe Corp.              1,233,284
             11,900  United Parcel Service, Inc.                       944,622
             30,600  UTI Worldwide, Inc.                               966,960
                                                                --------------
                                                                     3,144,866
                                                                --------------
     UTILITIES (1.4%)
             38,000  Equitable Research, Inc.                        1,387,380
                                                                --------------

Total common stocks                                                 96,841,856
       (cost: $79,371,583)                                      --------------

SHORT-TERM SECURITIES (5.2%) (2)
          5,337,000  Sit Money Market Fund, 4.31% (4)                5,337,000
       (cost: $5,337,000)                                       --------------

Total investments in securities
       (cost: $84,708,583)                                        $102,178,856
                                                                --------------


Other Assets and Liabilities, Net [0.4%]                               359,365

                                                                --------------
Total Net Assets                                                  $102,538,221
                                                                ==============


                                                                --------------
Aggregate Cost                                                      84,708,583
                                                                --------------

Gross Unrealized Appreciation                                       21,232,345
Gross Unrealized Depreciation                                       (3,762,071)
                                                                --------------
Net Unrealized Appreciation(Depreciation)                           17,470,274
                                                                ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    April 27, 2006


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    April 27, 2006